Short-Term and Long-Term Debt (Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Debt Disclosure [Abstract]
Lease payments, loans and investment in operating leases	¥ 198,160
Investment in securities	167,800
Property under facility operations	28,275
Other assets and other	26,982
Total	¥ 421,217